Acquisitions And Divestiture (Schedule Of Discontinued Operations) (Detail) (USD $) In Thousands, unless otherwise specified	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2013	Dec. 31, 2012
Discontinued Operations [Abstract]
Revenues	$ 2,304	$ 2,304	$ 12,808
Loss from discontinued operations	$ (2,686)	$ (2,686)	$ (77,081)